Note 21 - Research and Development Expenses	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Research and Development Expenses [Text Block]
21—
RESEARCH AND DEVELOPMENT EXPENSES

Research and development expenses consist of the following:

	2019	2018	2017
Gross research and development expenses	(4,727)	(4,863)	(4,539)
Research Tax Credit	762	685	504
Grants	236	90	154
Net Research and development expenses	(3,728)	(4,088)	(3,881)

In
2019
grants consisted mainly of national grants for the assessment and optimization of the focal treatments of prostate cancer (Perfuse development project).

In
2018
and
2017
grants mainly consisted of European, national and regional grants for the development of innovative imaging solutions for the focal treatment of liver cancer (HECAM Development project).

Research and development costs are expensed as incurred and include amortization of assets, costs of prototypes, salaries, benefits and other headcount related costs, contract and other outside service fees, and facilities and overhead costs.